Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 434,169	R$ 465,581
Financial assets at fair value through other comprehensive income	105,622	109,942
Financial assets designated at fair value through profit or loss	3,044	3,740
Financial liabilities designated at fair value through profit or loss	114	143
Other Financial Liabilities Designated At Fair Value Through Profit Or Loss	161	5
Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	114	143
Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8
Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		130
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	361,923	385,331
Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	221,755	285,885
Financial assets at fair value through other comprehensive income	69,642	67,949
Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	3,044	3,740
Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,561	8,210
Financial assets at fair value through other comprehensive income	30,194	34,402
Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	930	1,498
Financial assets at fair value through other comprehensive income	405
Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	837	840
Financial assets at fair value through other comprehensive income	19,734	21,651
Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,059	3,603
Financial assets at fair value through other comprehensive income	1,847	3,986
Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,671	2,085
Financial assets at fair value through other comprehensive income	4,518	3,750
Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19	5
Financial assets at fair value through other comprehensive income	1,022	1,181
Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	10	3
Financial assets at fair value through other comprehensive income	1,459	2,947
Government securities - other countries [member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		5
Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	27	41
Financial assets at fair value through other comprehensive income	1,209	887
Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,261	640
Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	114,468	77,032
Financial assets at fair value through other comprehensive income	5,786	7,591
Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19,357	19,047
Financial assets at fair value through other comprehensive income	743	1,382
Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	150	729
Financial assets at fair value through other comprehensive income	131	307
Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,012	548
Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	65,788	29,937
Financial assets at fair value through other comprehensive income	351	889
Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,253	2,383
Financial assets at fair value through other comprehensive income	4,498	5,013
Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	10,111	15,783
Financial assets at fair value through other comprehensive income	6
Corporate debt securities [member] | Promissory and Commercial notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,684	5,616
Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	57
Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6,852	2,349
Corporate debt securities [member] | Other Financial Assets [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	157	6
Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	20,139	14,204
Level 1 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	104,018	108,018
Financial assets designated at fair value through profit or loss	3,044	3,740
Level 1 [Member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8
Level 1 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	259,868	312,572
Level 1 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	215,405	279,180
Financial assets at fair value through other comprehensive income	68,457	66,701
Level 1 [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets designated at fair value through profit or loss	3,044	3,740
Level 1 [Member] | Government securities - other countries [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,561	8,210
Financial assets at fair value through other comprehensive income	30,194	34,402
Level 1 [Member] | Government securities - other countries [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	930	1,498
Financial assets at fair value through other comprehensive income	405
Level 1 [Member] | Government securities - other countries [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	837	840
Financial assets at fair value through other comprehensive income	19,734	21,651
Level 1 [Member] | Government securities - other countries [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,059	3,603
Financial assets at fair value through other comprehensive income	1,847	3,986
Level 1 [Member] | Government securities - other countries [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,671	2,085
Financial assets at fair value through other comprehensive income	4,518	3,750
Level 1 [Member] | Government securities - other countries [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19	5
Financial assets at fair value through other comprehensive income	1,022	1,181
Level 1 [Member] | Government securities - other countries [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	10	3
Financial assets at fair value through other comprehensive income	1,459	2,947
Level 1 [Member] | Government securities - other countries [member] | Peru [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		5
Level 1 [Member] | Government securities - other countries [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	27	41
Financial assets at fair value through other comprehensive income	1,209	887
Level 1 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	12	85
Level 1 [Member] | Government securities - other countries [member] | Italy [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		130
Level 1 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	38,249	24,606
Financial assets at fair value through other comprehensive income	5,367	6,915
Level 1 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	14,355	14,176
Financial assets at fair value through other comprehensive income	743	1,382
Level 1 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income		109
Level 1 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	18,638	7,962
Financial assets at fair value through other comprehensive income	134	419
Level 1 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,244	2,383
Financial assets at fair value through other comprehensive income	4,490	5,005
Level 1 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	653	576
Level 2 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	1,604	1,924
Financial liabilities designated at fair value through profit or loss	114	143
Other Financial Liabilities Designated At Fair Value Through Profit Or Loss	161	5
Level 2 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	114	143
Level 2 [Member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,009
Level 2 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	100,492	70,791
Level 2 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6,350	6,705
Financial assets at fair value through other comprehensive income	1,185	1,248
Level 2 [Member] | Government securities - other countries [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,249
Level 2 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	74,656	50,458
Financial assets at fair value through other comprehensive income	419	676
Level 2 [Member] | Corporate debt securities [member] | Negotiable Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5,002	4,871
Level 2 [Member] | Corporate debt securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	150	729
Financial assets at fair value through other comprehensive income	131	198
Level 2 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	45,672	20,625
Financial assets at fair value through other comprehensive income	217	470
Level 2 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1
Financial assets at fair value through other comprehensive income	8	8
Level 2 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	10,098	15,777
Financial assets at fair value through other comprehensive income	6
Level 2 [Member] | Corporate debt securities [member] | Promissory and Commercial notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,684	5,616
Level 2 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	57
Level 2 [Member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6,791	2,285
Level 2 [Member] | Corporate debt securities [member] | Other Financial Assets [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	157	6
Level 2 [Member] | Corporate debt securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		555
Level 2 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19,486	13,628
Level 3 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,563	1,968
Financial assets at fair value through other comprehensive income			R$ 34
Level 3 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,563	1,968
Level 3 [Member] | Corporate debt securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,563	1,968
Level 3 [Member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3	548
Level 3 [Member] | Corporate debt securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,478	1,350
Level 3 [Member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	8
Level 3 [Member] | Corporate debt securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	13	6
Level 3 [Member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 61	R$ 64